Recently Issued Accounting Standards - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)
Accumulated other comprehensive income (loss)
New Accounting Pronouncement, Early Adoption [Line Items]
Tax cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings	$ 232	[1]
Retained earnings
New Accounting Pronouncement, Early Adoption [Line Items]
Tax cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings	(232)	[1]
New Accounting Pronouncement, Early Adoption, Effect [Member] | Accumulated other comprehensive income (loss)
New Accounting Pronouncement, Early Adoption [Line Items]
Tax cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings	232
New Accounting Pronouncement, Early Adoption, Effect [Member] | Retained earnings
New Accounting Pronouncement, Early Adoption [Line Items]
Tax cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings	$ (232)

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.